LONG TERM FINANCIAL ASSET AT FAIR VALUE (Details Narrative) - Sep. 30, 2023 - Shelfie tech ltd [member]	USD ($) $ / shares shares	₪ / shares
IfrsStatementLineItems [Line Items]
Other current financial assets	$ 158
Number of shares issued | shares	944,217
Par value per share | (per share)	$ 0.167	₪ 0.001
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	$ 77